UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Annual Shareholder Report

December 31, 2025

Goldman Sachs Nasdaq-100 Premium Income ETF

The NASDAQ Stock Market LLC: GPIQ

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs Nasdaq-100 Core Premium Income ETF) for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$32	0.29%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

This actively managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the NASDAQ-100 Index (Index)—and uses a dynamic option overwrite strategy as it seeks to deliver current income while maintaining prospects for capital appreciation.

 Top Contributors from Performance

  Exposures to Google parent company Alphabet, computer graphics processors and related software manufacturer NVIDIA and semiconductor and infrastructure software provider Broadcom contributed most positively to the Fund’s returns during the Period (approximately 7.0%, 9.0% and 3.3% of Fund net assets as of December 31, 2025, respectively).

  At a sector level, information technology, communication services and consumer discretionary contributed most positively to the Fund’s absolute performance during the Period.

Top Detractors from Performance

  The Fund’s short call option overlay strategy detracted from total returns, partially driving the Fund to underperform the Index.

  Exposures to Bitcoin treasury and enterprise analytics software company Strategy, software company Adobe and self-service cloud-based ad-buying platform The Trade Desk detracted most from the Fund’s returns during the Period (approximately 0.2%, 0.8 and 0.0% of Fund net assets as of December 31, 2025, respectively).

  The industrials, financials and consumer staples sectors detracted most from the Fund’s absolute performance during the Period.

Goldman Sachs Nasdaq-100 Premium Income ETF

GPIQ

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Nasdaq 100 (Total Return, USD, Unhedged)	S&P 500® Index
10/24/23	$10,000	$10,000	$10,000
12/23	$11,039	$11,433	$11,267
12/24	$13,595	$14,392	$14,086
12/25	$16,290	$17,417	$16,605

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced October 24, 2023)	19.83%	24.97%
Nasdaq 100 (Total Return, USD, Unhedged)	21.02%	28.85%
S&P 500® Index	17.88%	26.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares.

Goldman Sachs Nasdaq-100 Premium Income ETF

GPIQ

Key Fund Statistics

Total Net Assets as of Period End	$2,602,534,433
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$3,334,038

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Nasdaq-100 Core Premium Income ETF to the Goldman Sachs Nasdaq-100 Premium Income ETF. The Fund also changed its non-fundamental policy to invest at least 80% of its net assets in equity investments of companies that are included in the Fund’s benchmark and are reflective of the Fund’s new name. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	52.6%
Communication Services	15.9%
Consumer Discretionary	13.3%
Health Care	5.4%
Consumer Staples	4.6%
Industrials	4.1%
Utilities	1.4%
Materials	1.1%
Energy	0.5%
Other	0.4%

Goldman Sachs Nasdaq-100 Premium Income ETF

GPIQ

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Nasdaq® is a registered trademark of Nasdaq, Inc., (which with its affiliates is referred to as the "Corporations") and is licensed by Goldman Sachs Asset Management. The Goldman Sachs Nasdaq-100 Premium Income ETF has not been passed on by the Corporations as to their legality or suitability. The Goldman Sachs Nasdaq-100 Premium Income ETF is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Nasdaq-100 Premium Income ETF

38149W630-AR-1225  GPIQ

Annual Shareholder Report

December 31, 2025

Goldman Sachs S&P 500 Premium Income ETF

The NASDAQ Stock Market LLC: GPIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs S&P 500 Core Premium Income ETF) for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$31	0.29%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

This actively managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the S&P 500® Index (Index)—and uses a dynamic option overwrite strategy as it seeks to provide current income while maintaining prospects for capital appreciation.

Top Contributors to Performance:

  Exposures to computer graphics processors and related software manufacturer NVIDIA, Google parent company Alphabet and semiconductor and infrastructure software provider Broadcom contributed most positively to the Fund’s returns during the Period (approximately 7.8%, 4.6% and 2.8% of Fund net assets as of December 31, 2025, respectively).

  At a sector level, information technology, communication services and financials contributed most positively to the Fund’s absolute performance during the Period.

Top Detractors from Performance:

  The Fund’s short call option overlay strategy detracted from total returns, partially driving the Fund to underperform the Index.

  Exposures to health care insurance and health care services company UnitedHealth Group, financial technology and payments solutions provider Fiserv and cloud-based customer relationship management software company Salesforce detracted most from the Fund’s returns during the Period (approximately 0.5%, 0.1% and 0.04% of Fund net assets as of December 31, 2025, respectively).

  The real estate, materials and consumer staples sectors contributed least to the Fund’s absolute performance during the Period.

Goldman Sachs S&P 500 Premium Income ETF

GPIX

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	S&P 500® Index
10/24/23	$10,000	$10,000
12/23	$11,039	$11,267
12/24	$13,436	$14,086
12/25	$15,638	$16,605

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced October 24, 2023)	16.39%	22.66%
S&P 500® Index	17.88%	26.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares.

Goldman Sachs S&P 500 Premium Income ETF

GPIX

Key Fund Statistics

Total Net Assets as of Period End	$2,674,588,249
# of Portfolio Holdings as of Period End	495
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$3,442,243

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs S&P 500 Core Premium Income ETF to the Goldman Sachs S&P 500 Premium Income ETF. The Fund also changed its non-fundamental policy to invest at least 80% of its net assets in equity investments of companies that are included in the Fund’s benchmark and are reflective of the Fund’s new name. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.9%
Financials	13.2%
Communication Services	11.3%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.5%
Energy	2.8%
Utilities	2.3%
Other	3.7%

Goldman Sachs S&P 500 Premium Income ETF

GPIX

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. Goldman Sachs S&P 500 Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs S&P 500 Premium Income ETF

38149W622-AR-1225  GPIX

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,146,021	$1,075,295	Financial Statement audits.

Audit-Related Fees:

• PwC	$233,200	$393,867	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

All Other Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust (“GS ETF”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF Trust’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF, the Audit Committee will pre-approve those non-audit services provided to GS ETF’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF) where the engagement relates directly to the operations or financial reporting of GS ETF.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF’s service affiliates listed in Table 2 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF by PwC for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $233,200 and 393,867, respectively. The aggregate non-audit fees billed to GS ETF’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF’s operations or financial reporting.

Item 4(h) — GS ETF’s Audit Committee has considered whether the provision of non-audit services to GS ETF’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements December 31, 2025 Goldman Sachs Premium Income ETFs Goldman Sachs Nasdaq-100 Premium Income ETF (GPIQ)* Goldman Sachs S&P 500 Premium Income ETF (GPIX)* * Effective after the close of business on April 30, 2025, the Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF were renamed the Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF, respectively.

Goldman Sachs Premium Income ETFs

Page

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments December 31, 2025

Shares	Description	Value

Common Stocks – 99.4%

Communication Services – 15.9%
299,587	Alphabet, Inc., Class A	$93,770,731
280,030	Alphabet, Inc., Class C	87,873,414
16,041	Charter Communications, Inc., Class A*	3,348,559
501,534	Comcast Corp., Class A	14,990,851
36,257	Electronic Arts, Inc.	7,408,393
152,828	Meta Platforms, Inc., Class A	100,880,234
608,555	Netflix, Inc.*	57,058,117
27,000	Take-Two Interactive Software, Inc.*	6,912,810
157,148	T-Mobile US, Inc.	31,907,330
356,228	Warner Bros Discovery, Inc.*	10,266,491

		414,416,930

Consumer Discretionary – 13.3%
60,945	Airbnb, Inc., Class A*	8,271,455
556,678	Amazon.com, Inc.*	128,492,416
4,564	Booking Holdings, Inc.	24,441,726
56,624	DoorDash, Inc., Class A*	12,824,204
37,960	Marriott International, Inc., Class A	11,776,710
6,980	MercadoLibre, Inc. (Brazil)*	14,059,535
121,994	O’Reilly Automotive, Inc.*	11,127,073
90,785	PDD Holdings, Inc. ADR (China)*	10,294,111
47,413	Ross Stores, Inc.	8,540,978
162,488	Starbucks Corp.	13,683,114
230,389	Tesla, Inc.*	103,610,541

		347,121,863

Consumer Staples – 4.6%
67,450	Coca-Cola Europacific Partners PLC (United Kingdom)	6,117,715
62,678	Costco Wholesale Corp.	54,049,747
176,723	Keurig Dr Pepper, Inc.	4,950,011
242,642	Kraft Heinz Co. (The)	5,884,068
170,812	Mondelez International, Inc., Class A	9,194,810
135,933	Monster Beverage Corp.*	10,421,983
194,303	PepsiCo, Inc.	27,886,367

		118,504,701

Energy – 0.5%
134,471	Baker Hughes Co.	6,123,809
39,151	Diamondback Energy, Inc.	5,885,570

		12,009,379

Financials – 0.3%
124,763	PayPal Holdings, Inc.	7,283,664

Health Care – 5.5%
18,837	Alnylam Pharmaceuticals, Inc.*	7,490,533
76,986	Amgen, Inc.	25,198,288
86,736	AstraZeneca PLC ADR (United Kingdom)	7,973,640
49,219	Dexcom, Inc.*	3,266,665
72,833	GE HealthCare Technologies, Inc.	5,973,763
175,111	Gilead Sciences, Inc.	21,493,124
12,692	IDEXX Laboratories, Inc.*	8,586,519
30,205	Insmed, Inc.*	5,256,878

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
50,450	Intuitive Surgical, Inc.*	$28,572,862
14,753	Regeneron Pharmaceuticals, Inc.	11,387,398
36,187	Vertex Pharmaceuticals, Inc.*	16,405,738

		141,605,408

Industrials – 4.1%
55,739	Automatic Data Processing, Inc.	14,337,743
10,661	Axon Enterprise, Inc.*	6,054,702
54,638	Cintas Corp.	10,275,769
124,999	Copart, Inc.*	4,893,711
273,302	CSX Corp.	9,907,197
151,148	Fastenal Co.	6,065,569
102,795	Ferrovial SE	6,641,585
92,716	Honeywell International, Inc.	18,087,964
32,656	Old Dominion Freight Line, Inc.	5,120,461
82,701	PACCAR, Inc.	9,056,587
46,783	Paychex, Inc.	5,248,117
59,586	Thomson Reuters Corp. (Canada)	7,858,798
17,573	Verisk Analytics, Inc.	3,930,904

		107,479,107

Information Technology – 52.6%
58,290	Adobe, Inc.*	20,400,917
230,042	Advanced Micro Devices, Inc.*	49,265,795
70,861	Analog Devices, Inc.	19,217,503
769,514	Apple, Inc.	209,200,076
114,276	Applied Materials, Inc.	29,367,789
43,871	AppLovin Corp., Class A*	29,561,157
15,043	ARM Holdings PLC ADR*	1,644,350
12,501	ASML Holding NV (Netherlands)	13,374,320
23,063	Atlassian Corp., Class A*	3,739,435
32,210	Autodesk, Inc.*	9,534,482
245,970	Broadcom, Inc.	85,130,217
38,958	Cadence Design Systems, Inc.*	12,177,492
560,395	Cisco Systems, Inc.	43,167,227
77,311	Cognizant Technology Solutions Corp., Class A	6,416,813
35,967	Crowdstrike Holdings, Inc., Class A*	16,859,891
46,674	Datadog, Inc., Class A*	6,347,197
99,681	Fortinet, Inc.*	7,915,668
685,115	Intel Corp.*	25,280,744
39,732	Intuit, Inc.	26,319,271
18,752	KLA Corp.	22,785,180
177,372	Lam Research Corp.	30,362,539
123,786	Marvell Technology, Inc.	10,519,334
75,392	Microchip Technology, Inc.	4,803,978
160,847	Micron Technology, Inc.	45,907,342
387,085	Microsoft Corp.	187,202,048
7,278	Monolithic Power Systems, Inc.	6,596,488
1,254,331	NVIDIA Corp.	233,932,732
34,411	NXP Semiconductors NV (Netherlands)	7,469,252
324,025	Palantir Technologies, Inc., Class A*	57,595,444
99,685	Palo Alto Networks, Inc.*	18,361,977
154,261	QUALCOMM, Inc.	26,386,344
14,209	Roper Technologies, Inc.	6,324,852

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
30,490	Seagate Technology Holdings PLC	$8,396,641
175,381	Shopify, Inc., Class A (Canada)*	28,231,080
35,475	Strategy, Inc.*	5,390,426
25,977	Synopsys, Inc.*	12,201,916
126,765	Texas Instruments, Inc.	21,992,460
48,850	Western Digital Corp.	8,415,390
32,606	Workday, Inc., Class A*	7,003,117
20,474	Zscaler, Inc.*	4,605,012

		1,369,403,896

Materials – 1.1%
66,907	Linde PLC	28,528,476

Real Estate – 0.1%
54,046	CoStar Group, Inc.*	3,634,053

Utilities – 1.4%
76,061	American Electric Power Co., Inc.	8,770,594

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
44,683	Constellation Energy Corp.	$15,785,163
150,324	Exelon Corp.	6,552,623
86,368	Xcel Energy, Inc.	6,379,141

		37,487,521

TOTAL INVESTMENTS – 99.4% (Cost $2,253,318,464)		$2,587,474,998

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		15,059,435

NET ASSETS – 100.0%		$2,602,534,433

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

 WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following written option contracts:

 OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:

Calls
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	$626.00	01/30/2026	(4,269)	$(267,239)	$(3,021,058)	$(5,416,294)	$2,395,236
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	619.50	01/30/2026	(754)	(46,710)	(776,382)	(848,815)	72,433
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	626.00	01/23/2026	(1,227)	(76,810)	(623,996)	(1,250,006)	626,011
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	619.50	01/23/2026	(3,257)	(201,771)	(2,616,416)	(3,881,530)	1,265,114
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	619.50	01/16/2026	(990)	(61,331)	(621,771)	(1,021,432)	399,661
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	617.50	01/16/2026	(2,709)	(167,281)	(1,978,836)	(3,542,695)	1,563,859
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	627.00	01/12/2026	(3,290)	(206,283)	(410,733)	(4,578,858)	4,168,124
Total written option contracts				(16,496)	$(1,027,425)	$(10,049,192)	$(20,539,630)	$10,490,438

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments December 31, 2025

Shares	Description	Value

Common Stocks – 95.5%

Communication Services – 7.3%
256,561	Alphabet, Inc., Class A	$80,303,593
135,580	Alphabet, Inc., Class C	42,545,004
127,362	AT&T, Inc.	3,163,672
40,615	Comcast Corp., Class A	1,213,982
5,180	Electronic Arts, Inc.	1,058,429
1,682	Fox Corp., Class A	122,904
962	Fox Corp., Class B	62,463
696	Live Nation Entertainment, Inc.*	99,180
1,260	Match Group, Inc.	40,685
62,194	Meta Platforms, Inc., Class A	41,053,638
144,581	Netflix, Inc.*	13,555,915
3,512	Paramount Skydance Corp., Class B	47,061
2,369	Take-Two Interactive Software, Inc.*	606,535
10,482	T-Mobile US, Inc.	2,128,265
81,144	Verizon Communications, Inc.	3,304,995
32,447	Walt Disney Co. (The)	3,691,495
23,043	Warner Bros Discovery, Inc.*	664,099

		193,661,915

Consumer Discretionary – 10.4%
16,521	Airbnb, Inc., Class A*	2,242,230
445,524	Amazon.com, Inc.*	102,835,850
11,262	Aptiv PLC*	856,926
611	AutoZone, Inc.*	2,072,206
5,030	Best Buy Co., Inc.	336,658
1,452	Booking Holdings, Inc.	7,775,939
43,421	Carnival Corp.*	1,326,077
6,297	Carvana Co.*	2,657,460
49,481	Chipotle Mexican Grill, Inc.*	1,830,797
8,665	D.R. Horton, Inc.	1,248,020
3,286	Darden Restaurants, Inc.	604,690
3,519	Deckers Outdoor Corp.*	364,815
813	Domino’s Pizza, Inc.	338,875
16,215	DoorDash, Inc., Class A*	3,672,373
16,502	eBay, Inc.	1,437,324
6,143	Expedia Group, Inc.	1,740,373
203,039	Ford Motor Co.	2,663,872
6,421	Garmin Ltd.	1,302,500
38,887	General Motors Co.	3,162,291
3,288	Genuine Parts Co.	404,292
10,271	Hasbro, Inc.	842,222
12,122	Hilton Worldwide Holdings, Inc.	3,482,044
43,827	Home Depot, Inc. (The)	15,080,871
16,246	Las Vegas Sands Corp.	1,057,452
4,708	Lennar Corp., Class A	483,982
25,338	Lowe’s Cos., Inc.	6,110,512
7,132	Lululemon Athletica, Inc.*	1,482,101
12,032	Marriott International, Inc., Class A	3,732,808
33,160	McDonald’s Corp.	10,134,691
4,245	MGM Resorts International*	154,900
45,446	NIKE, Inc., Class B	2,895,365
14,595	Norwegian Cruise Line Holdings Ltd.*	325,760
388	NVR, Inc.*	2,829,595
32,613	O’Reilly Automotive, Inc.*	2,974,632
7,783	Pool Corp.	1,780,361

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
5,926	PulteGroup, Inc.	$694,883
3,079	Ralph Lauren Corp.	1,088,765
16,799	Ross Stores, Inc.	3,026,172
11,107	Royal Caribbean Cruises Ltd.	3,097,964
50,600	Starbucks Corp.	4,261,026
7,545	Tapestry, Inc.	964,025
128,488	Tesla, Inc.*	57,783,623
54,482	TJX Cos., Inc. (The)	8,368,980
16,062	Tractor Supply Co.	803,261
2,250	Ulta Beauty, Inc.*	1,361,272
3,821	Williams-Sonoma, Inc.	682,392
3,197	Wynn Resorts Ltd.	384,695
14,977	Yum! Brands, Inc.	2,265,721

		277,023,643

Consumer Staples – 4.5%
67,236	Altria Group, Inc.	3,876,828
17,289	Archer-Daniels-Midland Co.	993,945
28,794	Brown-Forman Corp., Class B	750,372
8,146	Bunge Global SA	725,646
5,635	Campbell’s Company (The)	157,047
4,369	Church & Dwight Co., Inc.	366,341
2,783	Clorox Co. (The)	280,610
196,336	Coca-Cola Co. (The)	13,725,850
35,964	Colgate-Palmolive Co.	2,841,875
1,661	Conagra Brands, Inc.	28,752
3,147	Constellation Brands, Inc., Class A	434,160
19,583	Costco Wholesale Corp.	16,887,204
8,118	Dollar General Corp.	1,077,827
7,174	Dollar Tree, Inc.*	882,474
11,842	Estee Lauder Cos., Inc. (The), Class A	1,240,094
51,390	General Mills, Inc.	2,389,635
5,465	Hershey Co. (The)	994,521
468	Hormel Foods Corp.	11,092
1,740	J M Smucker Co. (The)	170,189
93,318	Kenvue, Inc.	1,609,735
44,892	Keurig Dr Pepper, Inc.	1,257,425
9,844	Kimberly-Clark Corp.	993,161
18,951	Kraft Heinz Co. (The)	459,562
21,229	Kroger Co. (The)	1,326,388
4,304	McCormick & Co., Inc.	293,145
17,319	Molson Coors Beverage Co., Class B	808,451
48,942	Mondelez International, Inc., Class A	2,634,548
29,918	Monster Beverage Corp.*	2,293,813
63,014	PepsiCo, Inc.	9,043,769
67,649	Philip Morris International, Inc.	10,850,900
102,800	Procter & Gamble Co. (The)	14,732,268
17,350	Sysco Corp.	1,278,521
18,026	Target Corp.	1,762,041
7,048	Tyson Foods, Inc., Class A	413,154
205,320	Walmart, Inc.	22,874,701

		120,466,044

Energy – 2.8%
28,596	APA Corp.	699,458

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
41,596	Baker Hughes Co.	$1,894,282
89,488	Chevron Corp.	13,638,866
54,766	ConocoPhillips	5,126,645
53,048	Coterra Energy, Inc.	1,396,223
23,139	Devon Energy Corp.	847,582
6,615	Diamondback Energy, Inc.	994,433
19,656	EOG Resources, Inc.	2,064,077
22,498	EQT Corp.	1,205,893
13,122	Expand Energy Corp.	1,448,144
201,300	Exxon Mobil Corp.	24,224,442
56,289	Halliburton Co.	1,590,727
82,329	Kinder Morgan, Inc.	2,263,224
10,427	Marathon Petroleum Corp.	1,695,743
35,024	Occidental Petroleum Corp.	1,440,187
25,108	ONEOK, Inc.	1,845,438
18,634	Phillips 66	2,404,531
70,074	SLB Ltd.	2,689,440
11,397	Targa Resources Corp.	2,102,747
1,772	Texas Pacific Land Corp.	508,954
11,925	Valero Energy Corp.	1,941,271
52,575	Williams Cos., Inc. (The)	3,160,283

		75,182,590

Financials – 13.1%
29,689	Aflac, Inc.	3,273,806
16,346	Allstate Corp. (The)	3,402,420
24,300	American Express Co.	8,989,785
22,963	American International Group, Inc.	1,964,485
3,714	Ameriprise Financial, Inc.	1,821,123
9,257	Aon PLC, Class A	3,266,610
19,391	Apollo Global Management, Inc.	2,807,041
13,257	Arch Capital Group Ltd.*	1,271,611
13,026	Ares Management Corp., Class A	2,105,392
9,657	Arthur J Gallagher & Co.	2,499,135
1,684	Assurant, Inc.	405,591
313,225	Bank of America Corp.	17,227,375
40,217	Bank of New York Mellon Corp. (The)	4,668,792
86,113	Berkshire Hathaway, Inc., Class B*	43,284,699
6,808	Blackrock, Inc.	7,286,875
34,685	Blackstone, Inc.	5,346,346
17,741	Block, Inc.*	1,154,762
6,190	Brown & Brown, Inc.	493,343
26,625	Capital One Financial Corp.	6,452,835
4,278	Cboe Global Markets, Inc.	1,073,778
80,131	Charles Schwab Corp. (The)	8,005,888
21,620	Chubb Ltd.	6,748,034
5,533	Cincinnati Financial Corp.	903,650
81,104	Citigroup, Inc.	9,464,026
18,883	Citizens Financial Group, Inc.	1,102,956
19,291	CME Group, Inc.	5,267,986
8,084	Coinbase Global, Inc., Class A*	1,828,116
1,501	Corpay, Inc.*	451,696
401	Everest Group Ltd.	136,079
4,352	FactSet Research Systems, Inc.	1,262,907
15,617	Fidelity National Information
	Services, Inc.	1,037,906

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
16,843	Fifth Third Bancorp	$788,421
16,573	Fiserv, Inc.*	1,113,208
12,282	Franklin Resources, Inc.	293,417
6,698	Global Payments, Inc.	518,425
1,966	Globe Life, Inc.	274,965
11,139	Hartford Insurance Group, Inc. (The)	1,534,954
36,871	Huntington Bancshares, Inc.	639,712
22,281	Interactive Brokers Group, Inc., Class A	1,432,891
26,674	Intercontinental Exchange, Inc.	4,320,121
49,253	Invesco Ltd.	1,293,876
4,646	Jack Henry & Associates, Inc.	847,802
125,976	JPMorgan Chase & Co.	40,591,987
24,391	KeyCorp	503,430
30,946	KKR & Co., Inc.	3,944,996
4,283	Loews Corp.	451,043
4,062	M&T Bank Corp.	818,412
19,469	Marsh & McLennan Cos., Inc.	3,611,889
38,461	Mastercard, Inc., Class A	21,956,616
24,422	MetLife, Inc.	1,927,873
9,183	Moody’s Corp.	4,691,136
63,564	Morgan Stanley	11,284,517
3,607	MSCI, Inc.	2,069,444
19,806	Nasdaq, Inc.	1,923,757
14,528	Northern Trust Corp.	1,984,379
33,572	PayPal Holdings, Inc.	1,959,933
13,760	PNC Financial Services Group, Inc. (The)	2,872,125
15,243	Principal Financial Group, Inc.	1,344,585
27,197	Progressive Corp. (The)	6,193,301
14,891	Prudential Financial, Inc.	1,680,896
13,732	Raymond James Financial, Inc.	2,205,222
22,872	Regions Financial Corp.	619,831
31,199	Robinhood Markets, Inc., Class A*	3,528,607
14,774	S&P Global, Inc.	7,720,745
24,756	State Street Corp.	3,193,772
26,813	Synchrony Financial	2,237,009
8,871	T. Rowe Price Group, Inc.	908,213
10,020	Travelers Cos., Inc. (The)	2,906,401
81,996	Truist Financial Corp.	4,035,023
95,243	US Bancorp	5,082,166
78,613	Visa, Inc., Class A	27,570,365
5,639	W R Berkley Corp.	395,407
143,606	Wells Fargo & Co.	13,384,079
3,209	Willis Towers Watson PLC	1,054,477

		352,714,476

Health Care – 9.6%
80,698	Abbott Laboratories	10,110,652
82,498	AbbVie, Inc.	18,849,968
14,737	Agilent Technologies, Inc.	2,005,264
2,036	Align Technology, Inc.*	317,921
24,963	Amgen, Inc.	8,170,640
9,676	Baxter International, Inc.	184,908
17,479	Becton Dickinson & Co.	3,392,150
7,674	Biogen, Inc.*	1,350,547
16,587	Bio-Techne Corp.	975,481

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
67,847	Boston Scientific Corp.*	$6,469,211
89,939	Bristol-Myers Squibb Co.	4,851,310
10,307	Cardinal Health, Inc.	2,118,089
9,116	Cencora, Inc.	3,078,929
17,388	Centene Corp.*	715,516
3,926	Charles River Laboratories International, Inc.*	783,158
10,728	Cigna Group (The)	2,952,667
18,199	Cooper Cos., Inc. (The)*	1,491,590
56,815	CVS Health Corp.	4,508,838
26,083	Danaher Corp.	5,970,920
15,804	Dexcom, Inc.*	1,048,912
27,449	Edwards Lifesciences Corp.*	2,340,027
9,649	Elevance Health, Inc.	3,382,457
36,421	Eli Lilly & Co.	39,140,920
17,999	GE HealthCare Technologies, Inc.	1,476,278
56,570	Gilead Sciences, Inc.	6,943,402
7,281	HCA Healthcare, Inc.	3,399,208
4,528	Henry Schein, Inc.*	342,226
8,155	Hologic, Inc.*	607,466
5,084	Humana, Inc.	1,302,165
3,327	IDEXX Laboratories, Inc.*	2,250,815
5,443	Incyte Corp.*	537,605
2,081	Insulet Corp.*	591,503
16,294	Intuitive Surgical, Inc.*	9,228,270
8,820	IQVIA Holdings, Inc.*	1,988,116
110,910	Johnson & Johnson	22,952,825
2,502	Labcorp Holdings, Inc.	627,702
5,640	McKesson Corp.	4,626,436
63,368	Medtronic PLC	6,087,130
114,115	Merck & Co., Inc.	12,011,745
1,105	Mettler-Toledo International, Inc.*	1,540,580
9,405	Moderna, Inc.*	277,353
3,791	Molina Healthcare, Inc.*	657,890
255,355	Pfizer, Inc.	6,358,340
5,615	Quest Diagnostics, Inc.	974,371
4,640	Regeneron Pharmaceuticals, Inc.	3,581,477
5,121	ResMed, Inc.	1,233,495
3,172	Revvity, Inc.	306,891
9,296	Solventum Corp.*	736,615
3,415	STERIS PLC	865,771
15,011	Stryker Corp.	5,275,916
18,187	Thermo Fisher Scientific, Inc.	10,538,457
40,952	UnitedHealth Group, Inc.	13,518,665
2,411	Universal Health Services, Inc., Class B	525,646
11,152	Vertex Pharmaceuticals, Inc.*	5,055,871
38,606	Viatris, Inc.	480,645
3,183	Waters Corp.*	1,208,999
2,247	West Pharmaceutical Services, Inc.	618,240
4,639	Zimmer Biomet Holdings, Inc.	417,139
15,844	Zoetis, Inc.	1,993,492

		255,348,820

Industrials – 8.0%
26,209	3M Co.	4,196,061

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
775	A O Smith Corp.	$51,832
2,455	Allegion PLC	390,885
13,824	AMETEK, Inc.	2,838,205
16,370	Automatic Data Processing, Inc.	4,210,855
3,282	Axon Enterprise, Inc.*	1,863,946
35,462	Boeing Co. (The)*	7,699,509
3,268	Broadridge Financial Solutions, Inc.	729,320
3,392	Builders FirstSource, Inc.*	349,003
4,775	C.H. Robinson Worldwide, Inc.	767,629
29,753	Carrier Global Corp.	1,572,149
21,299	Caterpillar, Inc.	12,201,558
15,563	Cintas Corp.	2,926,933
1,369	Comfort Systems USA, Inc.	1,277,674
27,004	Copart, Inc.*	1,057,207
71,749	CSX Corp.	2,600,901
7,230	Cummins, Inc.	3,690,554
13,707	Dayforce, Inc.*	947,976
11,071	Deere & Co.	5,154,325
20,468	Delta Air Lines, Inc.	1,420,479
3,990	Dover Corp.	779,008
16,033	Eaton Corp. PLC	5,106,671
1,987	EMCOR Group, Inc.	1,215,627
22,194	Emerson Electric Co.	2,945,588
3,807	Equifax, Inc.	826,043
6,115	Expeditors International of Washington, Inc.	911,196
39,204	Fastenal Co.	1,573,257
14,200	FedEx Corp.	4,101,812
9,578	Fortive Corp.	528,801
12,189	GE Vernova, Inc.	7,966,365
1,013	Generac Holdings, Inc.*	138,143
13,591	General Dynamics Corp.	4,575,546
48,474	General Electric Co.	14,931,446
27,179	Honeywell International, Inc.	5,302,351
16,871	Howmet Aerospace, Inc.	3,458,892
4,019	Hubbell, Inc.	1,784,878
1,800	Huntington Ingalls Industries, Inc.	612,126
1,228	IDEX Corp.	218,510
21,749	Illinois Tool Works, Inc.	5,356,779
9,098	Ingersoll Rand, Inc.	720,744
8,271	J.B. Hunt Transport Services, Inc.	1,607,386
7,370	Jacobs Solutions, Inc.	976,230
32,443	Johnson Controls International PLC	3,885,049
6,916	L3Harris Technologies, Inc.	2,030,330
7,753	Leidos Holdings, Inc.	1,398,641
1,153	Lennox International, Inc.	559,874
9,345	Lockheed Martin Corp.	4,519,896
7,977	Masco Corp.	506,220
3,879	Nordson Corp.	932,628
8,589	Norfolk Southern Corp.	2,479,816
5,799	Northrop Grumman Corp.	3,306,648
4,281	Old Dominion Freight Line, Inc.	671,261
11,382	Otis Worldwide Corp.	994,218
20,490	PACCAR, Inc.	2,243,860
6,782	Parker-Hannifin Corp.	5,961,107
10,033	Paychex, Inc.	1,125,502

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
5,504	Paycom Software, Inc.	$877,117
3,936	Pentair PLC	409,895
8,783	Quanta Services, Inc.	3,706,953
9,012	Republic Services, Inc.	1,909,913
5,766	Rockwell Automation, Inc.	2,243,378
25,458	Rollins, Inc.	1,527,989
62,182	RTX Corp.	11,404,179
4,642	Snap-on, Inc.	1,599,633
17,587	Southwest Airlines Co.	726,871
2,500	Stanley Black & Decker, Inc.	185,700
5,328	Textron, Inc.	464,442
10,253	Trane Technologies PLC	3,990,468
2,558	TransDigm Group, Inc.	3,401,756
88,187	Uber Technologies, Inc.*	7,205,760
25,988	Union Pacific Corp.	6,011,544
20,942	United Airlines Holdings, Inc.*	2,341,734
27,534	United Parcel Service, Inc., Class B	2,731,097
2,382	United Rentals, Inc.	1,927,800
6,726	Veralto Corp.	671,120
5,852	Verisk Analytics, Inc.	1,309,034
1,446	W.W. Grainger, Inc.	1,459,086
17,888	Waste Management, Inc.	3,930,173
5,746	Westinghouse Air Brake Technologies Corp.	1,226,484
8,552	Xylem, Inc.	1,164,611

		214,626,187

Information Technology – 33.9%
26,283	Accenture PLC, Class A	7,051,729
17,560	Adobe, Inc.*	6,145,824
71,726	Advanced Micro Devices, Inc.*	15,360,840
4,969	Akamai Technologies, Inc.*	433,545
54,816	Amphenol Corp., Class A	7,407,834
22,139	Analog Devices, Inc.	6,004,097
679,527	Apple, Inc.	184,736,210
36,160	Applied Materials, Inc.	9,292,758
12,273	AppLovin Corp., Class A*	8,269,793
46,770	Arista Networks, Inc.*	6,128,273
7,357	Autodesk, Inc.*	2,177,746
213,746	Broadcom, Inc.	73,977,491
10,708	Cadence Design Systems, Inc.*	3,347,107
8,507	CDW Corp.	1,158,653
184,132	Cisco Systems, Inc.	14,183,688
15,958	Cognizant Technology Solutions Corp., Class A	1,324,514
31,970	Corning, Inc.	2,799,293
10,513	Crowdstrike Holdings, Inc., Class A*	4,928,074
10,932	Datadog, Inc., Class A*	1,486,643
12,759	Dell Technologies, Inc., Class C	1,606,103
4,991	EPAM Systems, Inc.*	1,022,556
1,536	F5, Inc.*	392,079
1,171	Fair Isaac Corp.*	1,979,716
4,990	First Solar, Inc.*	1,303,538
23,474	Fortinet, Inc.*	1,864,070
5,910	Gartner, Inc.*	1,490,975
10,690	Gen Digital, Inc.	290,661
2,374	GoDaddy, Inc., Class A*	294,566

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
54,184	Hewlett Packard Enterprise Co.	$1,301,500
24,785	HP, Inc.	552,210
197,627	Intel Corp.*	7,292,436
42,399	International Business Machines Corp.	12,559,008
12,235	Intuit, Inc.	8,104,709
3,020	Jabil, Inc.	688,620
13,832	Keysight Technologies, Inc.*	2,810,524
5,925	KLA Corp.	7,199,349
56,883	Lam Research Corp.	9,737,232
36,018	Microchip Technology, Inc.	2,295,067
51,313	Micron Technology, Inc.	14,645,243
338,682	Microsoft Corp.	163,793,389
1,891	Monolithic Power Systems, Inc.	1,713,927
6,928	Motorola Solutions, Inc.	2,655,641
5,657	NetApp, Inc.	605,808
1,113,420	NVIDIA Corp.	207,652,830
10,546	NXP Semiconductors NV (Netherlands)	2,289,115
13,663	ON Semiconductor Corp.*	739,851
73,955	Oracle Corp.	14,414,569
103,750	Palantir Technologies, Inc., Class A*	18,441,563
28,309	Palo Alto Networks, Inc.*	5,214,518
2,394	PTC, Inc.*	417,059
7,657	Qnity Electronics, Inc.	625,194
49,109	QUALCOMM, Inc.	8,400,094
5,659	Roper Technologies, Inc.	2,518,991
42,763	Salesforce, Inc.	11,328,346
6,155	Sandisk Corp.*	1,461,074
9,510	Seagate Technology Holdings PLC	2,618,959
43,813	ServiceNow, Inc.*	6,711,714
989	Skyworks Solutions, Inc.	62,713
14,370	Super Micro Computer, Inc.*	420,610
7,984	Synopsys, Inc.*	3,750,245
11,334	TE Connectivity PLC (Switzerland)	2,578,598
1,115	Teledyne Technologies, Inc.*	569,464
10,874	Teradyne, Inc.	2,104,771
38,513	Texas Instruments, Inc.	6,681,620
6,315	Trimble, Inc.*	494,780
2,006	Tyler Technologies, Inc.*	910,624
2,504	VeriSign, Inc.	608,347
15,601	Western Digital Corp.	2,687,584
7,418	Workday, Inc., Class A*	1,593,238
467	Zebra Technologies Corp., Class A*	113,397

		907,822,907

Materials – 1.8%
7,909	Air Products and Chemicals, Inc.	1,953,681
7,105	Albemarle Corp.	1,004,931
111,658	Amcor PLC	931,228
2,059	Avery Dennison Corp.	374,491
6,962	Ball Corp.	368,777
4,092	CF Industries Holdings, Inc.	316,475
23,251	Corteva, Inc.	1,558,514
28,471	CRH PLC	3,553,181

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
30,182	Dow, Inc.	$705,655
48,857	DuPont de Nemours, Inc.	1,964,051
14,542	Ecolab, Inc.	3,817,566
65,447	Freeport-McMoRan, Inc.	3,324,053
26,122	International Flavors & Fragrances, Inc.	1,760,362
21,773	International Paper Co.	857,638
20,306	Linde PLC	8,658,275
10,129	LyondellBasell Industries NV, Class A	438,586
2,600	Martin Marietta Materials, Inc.	1,618,916
21,074	Mosaic Co. (The)	507,673
49,942	Newmont Corp.	4,986,709
10,909	Nucor Corp.	1,779,367
3,198	Packaging Corp. of America	659,524
4,785	PPG Industries, Inc.	490,271
9,697	Sherwin-Williams Co. (The)	3,142,119
26,184	Smurfit WestRock PLC	1,012,535
7,046	Steel Dynamics, Inc.	1,193,945
6,507	Vulcan Materials Co.	1,855,927

		48,834,450

Real Estate – 1.8%
6,444	Alexandria Real Estate Equities, Inc. REIT	315,369
21,453	American Tower Corp. REIT	3,766,503
3,227	AvalonBay Communities, Inc. REIT	585,087
4,859	BXP, Inc. REIT	327,885
1,152	Camden Property Trust REIT	126,812
12,654	CBRE Group, Inc., Class A*	2,034,637
14,510	CoStar Group, Inc.*	975,652
15,709	Crown Castle, Inc. REIT	1,396,059
12,911	Digital Realty Trust, Inc. REIT	1,997,461
4,339	Equinix, Inc. REIT	3,324,368
7,025	Equity Residential REIT	442,856
1,214	Essex Property Trust, Inc. REIT	317,680
5,257	Extra Space Storage, Inc. REIT	684,567
1,655	Federal Realty Investment Trust REIT	166,824
5,529	Healthpeak Properties, Inc. REIT	88,906
59,464	Host Hotels & Resorts, Inc. REIT	1,054,297
7,845	Invitation Homes, Inc. REIT	218,013
11,027	Iron Mountain, Inc. REIT	914,690
9,055	Kimco Realty Corp. REIT	183,545
1,521	Mid-America Apartment Communities, Inc. REIT	211,282
49,516	Prologis, Inc. REIT	6,321,213
10,247	Public Storage REIT	2,659,096
37,057	Realty Income Corp. REIT	2,088,903
1,593	Regency Centers Corp. REIT	109,965
3,157	SBA Communications Corp. REIT	610,659
26,885	Simon Property Group, Inc. REIT	4,976,682
61,796	UDR, Inc. REIT	2,266,677
25,597	Ventas, Inc. REIT	1,980,696
42,303	VICI Properties, Inc. REIT	1,189,560

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
30,892	Welltower, Inc. REIT	$5,733,864
7,428	Weyerhaeuser Co. REIT	175,969

		47,245,777

Utilities – 2.3%
30,598	AES Corp. (The)	438,775
18,170	Alliant Energy Corp.	1,181,232
23,011	Ameren Corp.	2,297,878
21,135	American Electric Power Co., Inc.	2,437,077
6,190	American Water Works Co., Inc.	807,795
9,608	Atmos Energy Corp.	1,610,589
19,976	CenterPoint Energy, Inc.	765,880
31,283	CMS Energy Corp.	2,187,620
10,754	Consolidated Edison, Inc.	1,068,087
13,779	Constellation Energy Corp.	4,867,707
41,943	Dominion Energy, Inc.	2,457,440
5,220	DTE Energy Co.	673,276
34,069	Duke Energy Corp.	3,993,228
30,159	Edison International	1,810,143
19,121	Entergy Corp.	1,767,354
7,621	Evergy, Inc.	552,446
16,854	Eversource Energy	1,134,780
33,946	Exelon Corp.	1,479,706
46,972	FirstEnergy Corp.	2,102,936
95,749	NextEra Energy, Inc.	7,686,730
16,889	NiSource, Inc.	705,285
9,274	NRG Energy, Inc.	1,476,792
117,881	PG&E Corp.	1,894,348
2,902	Pinnacle West Capital Corp.	257,407
16,638	PPL Corp.	582,663
16,758	Public Service Enterprise Group, Inc.	1,345,667
35,084	Sempra	3,097,566
48,848	Southern Co. (The)	4,259,546
12,756	Vistra Corp.	2,057,926
8,875	WEC Energy Group, Inc.	935,958
40,507	Xcel Energy, Inc.	2,991,847

		60,925,684

TOTAL COMMON STOCKS (Cost $2,247,409,836)		2,553,852,493

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2025

Shares	Description	Value

Exchange Traded Funds – 4.0%

554,708	Vanguard Communication Services ETF
(Cost $106,134,711)		$107,408,110

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,695,970	3.670%	2,695,970
(Cost $2,695,970)

TOTAL INVESTMENTS – 99.6% (Cost $2,356,240,517)		$2,663,956,573

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		10,631,676

NET ASSETS – 100.0%		$2,674,588,249

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	$692.00	01/30/2026	(3,805)	$(263,306)	$(2,123,890)	$ (3,952,444)	$ 1,828,553
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	687.50	01/30/2026	(324)	(22,275)	(256,940)	(297,675)	40,736
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	692.00	01/23/2026	(345)	(23,874)	(129,518)	(286,953)	157,435
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	683.00	01/23/2026	(3,373)	(230,376)	(2,797,787)	(3,655,489)	857,702
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	685.00	01/16/2026	(3,005)	(205,843)	(1,698,076)	(2,935,134)	1,237,058
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	683.00	01/16/2026	(807)	(55,118)	(548,051)	(716,414)	168,363
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	687.50	01/12/2026	(2,842)	(195,388)	(660,061)	(3,026,247)	2,366,186

Total written option contracts				(14,501)	$(996,180)	$(8,214,323)	$ (14,870,356)	$ 6,656,033

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Assets and Liabilities December 31, 2025

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $2,253,318,464 and $2,353,544,547, respectively)	$2,587,474,998	$2,661,260,603
Investments in affiliated issuers, at value (cost $– and $2,695,970, respectively)	—	2,695,970
Receivables:
Fund shares sold	36,974,315	17,939,364
Investments sold	22,521,163	22,511,815
Collateral on certain derivative contracts	2,078,365	—
Dividends	701,225	1,255,904
Foreign tax reclaims	2,814	—
Securities lending income	—	448

Total assets	2,649,752,880	2,705,664,104

Liabilities:

Written options, at value (premiums received $20,539,630 and $14,870,356, respectively)	10,049,192	8,214,323
Payables:
Investments purchased	36,863,543	21,758,447
Management fees	305,712	319,963
Due to broker	—	783,122

Total liabilities	47,218,447	31,075,855

Net Assets:

Paid-in capital	2,336,162,176	2,437,867,358
Total distributable earnings	266,372,257	236,720,891

NET ASSETS	$2,602,534,433	$2,674,588,249

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	49,270,000	50,690,000

Net asset value per share:	$52.82	$52.76

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Operations For the Fiscal Year Ended December 31, 2025

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $20,962 and $2,683, respectively)	$8,217,850	$15,045,473

Dividends — affiliated issuers	125,018	124,368

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	1,154	640

Total Investment Income	8,344,022	15,170,481

Expenses:

Management fees	4,038,176	4,168,598

Trustee fees	35,510	35,743

Total expenses	4,073,686	4,204,341

Less — expense reductions	(704,138)	(726,355)

Net expenses	3,369,548	3,477,986

NET INVESTMENT INCOME	4,974,474	11,692,495

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(55,786,453)	(60,661,812)

In-kind redemptions	(4,606)	80,237

Foreign currency transactions	(674)	—

Written Options	(11,338,717)	(10,540,696)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	300,191,549	278,532,499

Written options	8,461,479	5,181,788

Net realized and unrealized gain	241,522,578	212,592,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,497,052	$224,284,511

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets

	Nasdaq-100 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†	For the Period October 24, 2023* to August 31, 2024

From operations:

Net investment income	$4,974,474	$493,844	$326,474

Net realized loss	(67,130,450)	(5,849,057)	(3,702,169)

Net change in unrealized gain	308,653,028	23,728,857	12,265,087

Net increase in net assets resulting from operations	246,497,052	18,373,644	8,889,392

Distributions to shareholders:

From distributable earnings	(4,974,900)	(1,930,464)	(326,458)

From return of capital	(109,258,161)	(6,752,871)	(4,661,971)

Total distributions to shareholders	(114,233,061)	(8,683,335)	(4,988,429)

From share transactions:

Proceeds from sales of shares	2,262,477,908	204,602,665	247,797,903

Cost of shares redeemed	(132,078,126)	(84,676,228)	(41,444,952)

Net increase in net assets resulting from share transactions	2,130,399,782	119,926,437	206,352,951

TOTAL INCREASE	2,262,663,773	129,616,746	210,253,914

Net assets:

Beginning of period	339,870,660	210,253,914	–

End of period	$2,602,534,433	$339,870,660	$210,253,914

† The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

* Commencement of operations.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets (continued)

	S&P 500 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†	For the Period October 24, 2023* to August 31, 2024

From operations:

Net investment income	$11,692,495	$971,826	$807,783

Net realized loss	(71,122,271)	(1,628,005)	(4,178,891)

Net change in unrealized gain	283,714,287	12,111,837	18,545,965

Net increase in net assets resulting from operations	224,284,511	11,455,658	15,174,857

Distributions to shareholders:

From distributable earnings	(11,651,970)	(1,230,787)	(807,783)

From return of capital	(82,911,796)	(5,954,977)	(4,437,473)

Total distributions to shareholders	(94,563,766)	(7,185,764)	(5,245,256)

From share transactions:

Proceeds from sales of shares	2,319,268,224	172,351,939	228,256,090

Cost of shares redeemed	(136,709,972)	(12,412,297)	(40,085,975)

Net increase in net assets resulting from share transactions	2,182,558,252	159,939,642	188,170,115

TOTAL INCREASE	2,312,278,997	164,209,536	198,099,716

Net assets:

Beginning of period	362,309,252	198,099,716	–

End of period	$2,674,588,249	$362,309,252	$198,099,716

† The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Nasdaq-100 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$48.97	$47.04		$40.39

Net investment income(a)	0.22	0.09		0.23

Net realized and unrealized gain	8.82	3.51		10.01

Total from investment operations	9.04	3.60		10.24

Distributions to shareholders from net investment income	(0.23)	(0.37)		(0.23)

Distributions to shareholders from return of capital	(4.96)	(1.30)		(3.36)

Total distributions	(5.19)	(1.67)		(3.59)

Net asset value, end of period	$52.82	$48.97		$47.04

Market price, end of period	$49.03	$49.03		$47.20

Total Return at Net Asset Value(b)	19.83%	7.89%		26.00%

Net assets, end of period (in 000’s)	$2,602,534	$339,871		$210,254

Ratio of net expenses to average net assets	0.29%	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35%	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.43%	0.55	%(c)	0.58	%(c)

Portfolio turnover rate(d)	19%	4%		14%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	S&P 500 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025	For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024*

Per Share Operating Performance:

Net asset value, beginning of period	$49.36	$48.32		$40.30

Net investment income(a)	0.49	0.18		0.46

Net realized and unrealized gain	7.14	2.25		10.47

Total from investment operations	7.63	2.43		10.93

Distributions to shareholders from net investment income	(0.52)	(0.24)		(0.45)

Distributions to shareholders from return of capital	(3.71)	(1.15)		(2.46)

Total distributions	(4.23)	(1.39)		(2.91)

Net asset value, end of period	$52.76	$49.36		$48.32

Market price, end of period	$49.45	$49.45		$48.52

Total Return at Net Asset Value(b)	16.39%	5.14%		27.79%

Net assets, end of period (in 000’s)	$2,674,588	$362,309		$198,100

Ratio of net expenses to average net assets	0.29%	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35%	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.97%	1.08	%(c)	1.15	%(c)

Portfolio turnover rate(d)	27%	1%		10%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements December 31, 2025

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Nasdaq-100 Premium Income ETF	Non-Diversified

Goldman Sachs S&P 500 Premium Income ETF	Diversified

The investment objective of each Fund is to seek current income while maintaining prospects for capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units.” Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For the Funds, income distributions, if any, are normally declared and paid monthly. Capital gains distributions, if any, are normally declared and paid annually. Because the Fund seeks to provide monthly distributions at a relatively stable rate, shareholders may receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

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GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

Nasdaq-100 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$10,294,111	$—	$—
Europe	34,934,927	—	—
North America	2,528,186,425	—	—
South America	14,059,535	—	—

Total	$2,587,474,998	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(10,049,192)	$—

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Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

S&P 500 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$4,867,713	$—	$—
North America	2,656,392,890	—	—
Investment Company	2,695,970	—	—

Total	$2,663,956,573	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(8,214,323)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Nasdaq-100 Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$(10,049,192)

S&P 500 Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$(8,214,323)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2025 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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4. INVESTMENTS IN DERIVATIVES (continued)

Nasdaq-100 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(11,338,717)	$8,461,479

S&P 500 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(10,540,696)	5,181,788

For the fiscal year ended December 31, 2025, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Premium Income ETF	8,078

S&P 500 Premium Income ETF	6,855

(a)

Amounts disclosed represent average number of contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the fiscal year ended December 31, 2025 contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Nasdaq-100 Premium Income ETF	0.35%	0.29%

Goldman Sachs S&P 500 Premium Income ETF	0.35%	0.29%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

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Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.29% as an annual percentage rate of average daily net assets of each Fund. These arrangements will remain in effect through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees. For the fiscal year ended December 31, 2025, GSAM waived $698,346 and $720,645 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Treasury Obligations Fund. For the fiscal year ended December 31, 2025, GSAM waived $5,792 and $5,710 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

B.  Other Transactions with Affiliates — For the fiscal year ended December 31, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the fiscal year ended December 31, 2025:

Nasdaq-100 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$146,240,815	$(146,240,815)	$–	–	$125,018

S&P 500 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	128,446,406	(125,750,436)	2,695,970	2,695,970	124,368

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Nasdaq-100 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025		For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023 to August 31, 2024

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	45,000,000	$2,262,477,908	4,190,000	$204,602,665	5,360,000	$247,797,903

Shares redeemed	(2,670,000)	$(132,078,126)	(1,720,000)	$(84,676,228)	(890,000)	$(41,444,952)

NET INCREASE IN SHARES	42,330,000	$2,130,399,782	2,470,000	$119,926,437	4,470,000	$206,352,951

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

	S&P 500 Premium Income ETF

	For the Fiscal Year Ended December 31, 2025		For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023 to August 31, 2024

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	46,080,000	$2,319,268,224	3,490,000	$172,351,939	4,950,000	$228,256,090

Shares redeemed	(2,730,000)	$(136,709,972)	(250,000)	$(12,412,297)	(850,000)	$(40,085,975)

NET INCREASE IN SHARES	43,350,000	$2,182,558,252	3,240,000	$159,939,642	4,100,000	$188,170,115

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2025, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$222,913,657	$453,941,033

S&P 500 Premium Income ETF	331,111,925	533,747,300

The purchases and sales from in-kind creation and redemption transactions for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$2,257,872,353	$23,893,417

S&P 500 Premium Income ETF	2,311,552,307	27,558,047

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Notes to Financial Statements (continued) December 31, 2025

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of December 31, 2025.

Both the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2025 are reported under Investment Income on the Statements of Operations.

Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2025

Nasdaq-100 Premium Income ETF	$—	$10,675,186	$(10,675,186)	$—

S&P 500 Premium Income ETF	—	7,430,415	(7,430,415)	—

9. TAX INFORMATION

The tax character of distributions paid during the fiscal period ended December 31, 2025 were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Distributions paid from:

Ordinary Income	$4,974,900	$11,651,970

Return of Capital	$109,258,161	$82,911,796

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9. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal period ended December 31, 2024 were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Distributions paid from:

Ordinary Income	$1,930,464	$1,230,787

Return of Capital	$6,752,871	$5,954,977

As of December 31, 2025, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Capital loss carryforwards:

Perpetual Short-Term	$(2,618,055)	$(11,777,174)

Timing differences — (Straddle Loss Deferrals, Late Year Loss Deferral, Real Estate Investment Trusts and Post October Capital Loss Deferral)	(71,970,950)	(63,447,065)

Unrealized gains (losses) — net	340,961,262	311,945,130

Total accumulated earnings (losses) — net	$266,372,257	$236,720,891

As of December 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Tax Cost	$2,257,004,174	$2,358,667,476

Gross unrealized gain	395,045,810	343,337,877

Gross unrealized loss	(54,084,548)	(31,392,747)

Net unrealized gain (loss)	$340,961,262	$311,945,130

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of underlying fund investments..

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from redemption in-kind transactions.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs Nasdaq-100 Premium Income ETF	$978	$(978)

Goldman Sachs S&P 500 Premium Income ETF	71,404	(71,404)

27

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2025

9. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Nasdaq-100 Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

28

GOLDMAN SACHS PREMIUM INCOME ETFS

10. OTHER RISKS (continued)

Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

Effective after the close of business on April 30, 2025, the Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF were renamed the Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF, respectively.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust and Shareholders of Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF (two of the funds constituting Goldman Sachs ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for the year ended December 31, 2025 and for the periods September 1, 2024 through December 31, 2024 and October 24, 2023 (commencement of operations) through August 31, 2024, including the related notes, and the financial highlights for the year ended December 31, 2025 and for the periods September 1, 2024 through December 31, 2024 and October 24, 2023 (commencement of operations) through August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year ended December 31, 2025, the changes in each of their net assets for the year ended December 31, 2025 and for the periods September 1, 2024 through December 31, 2024 and October 24, 2023 (commencement of operations) through August 31, 2024, and each of the financial highlights for the year ended December 31, 2025 and for each of the periods September 1, 2024 through December 31, 2024 and October 24, 2023 (commencement of operations) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

30

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. USEQPREETFAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	March 4, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	March 4, 2026